Supplemental Information on an Unaudited Pro Forma Basis (Detail) - Snap Acquisition $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Total revenues	$ 688,603
Loss from continuing operations, net of tax	$ (41,264)